Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables to associates	kr 471	kr 413
Trade payables excluding associates	25,864	29,760
Total	kr 26,335	kr 30,173